Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Income (Details) - Parent Company [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Revenues		$ 1,997,668		$ 36,402
Cost of revenues		(1,799,200)
Gross profit		198,468		36,402
Operating expenses:
General and administrative		1,240,605	1,323,145	764,111
Total operating expenses		1,240,605	1,323,145	764,111
Operating loss		(1,042,137)	(1,323,145)	(727,709)
Other income (expense)
Net investment gain		1,209,226	250,826	238,812
Interest income		183,652	292,996	317,505
Other expense, net				(3,382)
Total other income, net		1,392,878	543,822	552,935
Share of (loss) income from subsidiaries		(170,599)	(117,367)	1,222,415
Income (loss) before income taxes		180,142	(896,690)	1,047,641
Net income (loss)		$ 180,142	$ (896,690)	$ 1,047,641
Earnings (loss) per ordinary share
Earnings per ordinary share basic (in Dollars per share)	[1]	$ 0.02	$ (0.11)	$ 0.13
Earnings per ordinary share diluted (in Dollars per share)	[1]	$ 0.02	$ (0.11)	$ 0.13
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	8,614,147	8,440,232	8,293,309
Weighted average number of ordinary shares outstanding diluted (in Shares)	[1]	8,614,147	8,440,232	8,293,309

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).